Finance Income and Expense (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Finance Income and Expense

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Finance income
Interest income and similar income	494	420	834	610
Net gain on foreign exchange	6,917	—	4,111	—

	7,411	420	4,945	610

Finance costs
Interest expense	(1)	—	(1)	(10,667)
Net loss on foreign exchange	—	(11,962)	—	(12,029)

	(1)	(11,962)	(1)	(22,696)